Bank Loan (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Bank Loan	Bank loans consist of the following:
	As of December 31,
	2020	2019
PT Bank UOB Indonesia	$980,452	$1,105,741
Total	$980,452	$1,105,741